Partners' Capital (Details) (USD $)	0 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended							0 Months Ended			3 Months Ended					12 Months Ended				9 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Mar. 27, 2013	Jan. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 27, 2013	Dec. 31, 2013 Issued in conjunction with debt exchange for 3.75% exchangeable senior notes [Member]	Dec. 31, 2013 ATM Program [Member]	Dec. 31, 2013 Quarter 4 2012 [Member]	Dec. 31, 2013 Quarter 1 2013 [Member]	Dec. 31, 2013 Quarter 2 2013 [Member]	Dec. 31, 2013 Quarter 3 2013 [Member]	Dec. 31, 2013 Quarter 4 2013 [Member]	Mar. 27, 2018 Depository shares of Series B Cumulative Redeemable Preferred [Member]	Dec. 31, 2013 Depository shares of Series B Cumulative Redeemable Preferred [Member]	Nov. 15, 2013 Series B Cumulative Redeemable Preferred Stock [Member]	Aug. 15, 2013 Series B Cumulative Redeemable Preferred Stock [Member]	May 15, 2013 Series B Cumulative Redeemable Preferred Stock [Member]	Mar. 31, 2014 Series B Cumulative Redeemable Preferred Stock [Member]	Mar. 27, 2018 Series B Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock [Member]	Nov. 27, 2013 Series B Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock [Member] Quarter 2 2013 [Member]	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock [Member] Quarter 3 2013 [Member]	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock [Member] Quarter 4 2013 [Member]	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock [Member] Quarter 1 2014 [Member]	Sep. 30, 2013 Op Units [Member] Issued in conjunction with debt exchange for 3.75% exchangeable senior notes [Member]	Nov. 27, 2013 special dividend [Member]	Mar. 31, 2014 depositary shares [Member] Series B Cumulative Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Ratio of depository shares to shares of Series B Preferred Stock																								0.01
General partnership units (in shares)						1,700,222	1,689,580
Limited partnership units (in shares)						151,282,879	149,911,629
At the market stock offering program, aggregate value of common stock											$ 600,000,000
Shares of Common Stock upon the exercise of options to purchase Common Stock by certain employees (in shares)						0	22,823	316,159
Shares of its Common Stock in connection with the redemption of an equal number of OP Units (in shares)						929,441	1,110,660	2,919,323
Dividend payable date												Jan. 29, 2013	Apr. 30, 2013	Jul. 31, 2013	Oct. 31, 2013	Jan. 29, 2014											May 15, 2013	Aug. 15, 2013	Nov. 15, 2013	Feb. 18, 2014
Dividends Payable, Amount Per Share									$ 0.65																$ 32.8125							$ 2.25
Dividend paid on common stock (in dollars per share)	$ 0.65	$ 0.65	$ 0.65		$ 0.65														$ 32.8125	$ 32.8125	$ 32.8125
Dividend shareholder of record date												Dec. 31, 2012	Mar. 29, 2013	Jun. 28, 2013	Sep. 30, 2013	Dec. 31, 2013														Feb. 07, 2014
Dividends Payable, Date Declared																Nov. 27, 2013														Nov. 27, 2013
Preferred Stock, Shares Outstanding																						80,000		80,000		0							8,000,000
Preferred Stock, Dividend Rate, Percentage																						5.25%
Preferred Stock, Liquidation Preference Per Share																	$ 25.00	$ 25.00					$ 2,500.00	$ 2,500.00		$ 0
Proceeds from Issuance of Preferred Stock and Preference Stock				193,600,000		193,623,000	0	0
Stock Issued During Period, Shares, New Issues										419,116																					419,116
At Market Stock Offering Program Remained Available For Issuance											$ 305,300,000
Coupon/Stated Rate (percent)						3.625%				3.75%